POST-EMPLOYMENT BENEFITS - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity securities:
Equity securities	€ 1,024	€ 827
Fixed-income securities:
Short-term Investments	20	7
Other investments:
Real estate funds	329	293
Insurance contracts	203	226
Plan assets, at fair value	€ 2,096	1,804
Short-term investments, fair value per unit (in euro per unit)	€ 1.00
Investments quoted in active markets
Equity securities:
Equity securities	€ 1,024	827
Fixed-income securities:
Short-term Investments	20	7
Other investments:
Real estate funds	34	27
Insurance contracts	0	0
Plan assets, at fair value	1,571	1,288
Unquoted investments
Equity securities:
Equity securities	0	0
Fixed-income securities:
Short-term Investments	0	0
Other investments:
Real estate funds	295	266
Insurance contracts	203	226
Plan assets, at fair value	525	516
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	75	67
Corporate bonds and notes | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	48	43
Corporate bonds and notes | Unquoted investments
Fixed-income securities:
Fixed-income securities	27	24
Government bonds
Fixed-income securities:
Fixed-income securities	445	384
Government bonds | Investments quoted in active markets
Fixed-income securities:
Fixed-income securities	445	384
Government bonds | Unquoted investments
Fixed-income securities:
Fixed-income securities	€ 0	€ 0